Document And Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Entity Registrant Name	GLOBAL MACRO TRUST
Entity Central Index Key	0001145765
Entity Filer Category	Non-accelerated Filer